Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of the Total Diluted Number of Shares

Year ended 31 March	2018	2017	2016

Basic weighted average number of shares (millions)	9,911	9,938	8,619
Dilutive shares from share options (millions)	2	27	58
Dilutive shares from executive share awards (millions)	48	29	37
Diluted weighted average number of shares (millions)	9,961	9,994	8,714
Basic earnings per share	20.5p	19.2p	28.5p
Diluted earnings per share	20.4p	19.1p	28.2p